Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2017	2018
	$	$
Office equipment	273,339	384,088
Electronic equipment	160,772	599,495
Vehicle	81,360	77,460
Laboratory equipment	1,686,133	3,916,615
Manufacturing equipment	2,832,726	9,368,930
Leasehold improvements	3,227,150	4,607,975
Construction in progress	4,252,894	3,747,838
	12,514,374	22,702,401
Less: accumulated depreciation	(660,610)	(2,207,919)
Property and equipment, net	11,853,764	20,494,482